Nationwide Life and Annuity Insurance Company: • Nationwide VL Separate Account - D

Prospectus supplement dated September 12, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. Effective August 1, 2006, the following funds have funds have been updated to reflect a change in advisor:

Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-Adviser:	CAM North America, LCC